CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Installment Loans, fair value	¥ 151,601	¥ 63,272
Investment in securities, measured at fair value	19,353	9,384
Amortized Cost	2,276,425	2,026,767
Allowance for Credit Losses	(153)	(120)
Other assets, measured at fair value	5,214	6,297
Policy liabilities and Policy Account Balances	¥ 198,905	¥ 266,422
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,258,277,087	1,285,724,480
Treasury stock, shares	64,877,309	68,386,164
Officer's Compensation Board Incentive Plan
Treasury stock, shares	1,963,282	2,154,248